Issued Capital and Reserves - Summary of Other Capital Reserves (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Beginning balance	£ 5,001	£ 7,000
Shares issued		16,937
Share-based payments expense during the year	3,302	1,558
Ending balance	7,401	5,001	£ 7,000
Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	128,374	59,147	18,593
Acquisition of OncoMed (Note 5)			40,818
Shares issued			(1,590)
Share-based payments expense during the year	3,302	1,558	1,636
Share-based payments release for exercise of options	(119)
Equity component of convertible loan instrument		1,084
Conversion of the Loan Notes	(1,722)	33,104	(310)
Reclassification of the embedded derivative		33,481
Ending balance	129,835	128,374	59,147
Shares to be issued [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance			1,590
Shares issued			(1,590)
Share-based payments [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	19,843	18,285	16,649
Share-based payments expense during the year	3,302	1,558	1,636
Share-based payments release for exercise of options	(119)
Ending balance	23,026	19,843	18,285
Equity component of convertible loan [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	34,565		310
Equity component of convertible loan instrument		1,084
Conversion of the Loan Notes	(1,722)		(310)
Reclassification of the embedded derivative		33,481
Ending balance	32,843	34,565
Other Warrents Issued [Member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	44	44	44
Ending balance	44	44	44
Merger reserve [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	40,818	40,818
Acquisition of OncoMed (Note 5)			40,818
Ending balance	40,818	40,818	£ 40,818
Other Reserve [Member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	33,104
Conversion of the Loan Notes		33,104
Ending balance	£ 33,104	£ 33,104